Note 3 - BBVA Group - Description Of Changes In Group (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Description Of Changes In Group [Line Items]
Par Value Per Share	€ 0.49	€ 0.49	€ 0.49